Lease Arrangements (Details) $ in Thousands	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item	55
Future minimum revenue expected to be earned
2020	$ 383,412
2021	339,528
2022	270,307
2023	187,727
2024	57,070
2025 and thereafter	62,214
Total future rentals	$ 1,300,258
Future minimum revenue expected to be earned
2019		$ 366,659
2020		345,174
2021		319,423
2022		257,533
2023		172,454
2024 and thereafter		116,111
Total future rentals		$ 1,577,354